SHORT TERM AND LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Notes Payable to Banks [Member]
Debt Instrument Line Items
Schedule of aggregate principal annual payments of the bonds
As of December 31, 2018, the aggregate principal annual maturities according to all of the above loan agreements were as follows:

Repayment amount

2019	$8,333
2020	8,333
2021	8,334

Present value of principal payments	25,000
Less: current portion	(8,333)

Long-term debt	$16,667